Schedule of Investments (unaudited) November 30, 2020	iShares® MSCI Ireland ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 4.4%
Ryanair Holdings PLC, ADR(a)	25,313	$2,626,730

Banks — 8.3%
AIB Group PLC(a)	1,256,231	2,263,071
Bank of Ireland Group PLC(a)	829,958	2,618,994
Permanent TSB Group Holdings PLC(a)	53,057	39,349

		4,921,414

Building Products — 4.4%
Kingspan Group PLC(a)	29,777	2,605,547

Construction Materials — 21.4%
CRH PLC(a)	324,816	12,752,038

Containers & Packaging — 4.9%
Ardagh Group SA	7,606	135,235
Smurfit Kappa Group PLC	64,810	2,763,015

		2,898,250

Equity Real Estate Investment Trusts (REITs) — 4.5%
Hibernia REIT PLC	1,096,102	1,499,963
Irish Residential Properties REIT PLC	723,589	1,208,317

		2,708,280

Food & Staples Retailing — 1.5%
Total Produce PLC	537,676	905,580

Food Products — 10.0%
Glanbia PLC	203,477	2,507,010
Kerry Group PLC, Class A	18,404	2,584,544
Origin Enterprises PLC	204,483	878,123

		5,969,677

Health Care Providers & Services — 1.6%
Uniphar PLC(a)	355,598	965,581

Hotels, Restaurants & Leisure — 24.6%
Dalata Hotel Group PLC(a)	357,183	1,619,323
Flutter Entertainment PLC(a)	70,063	13,032,350

		14,651,673

Household Durables — 4.2%
Cairn Homes PLC(a)	1,161,485	1,292,112
Glenveagh Properties PLC(a)(b)	1,207,549	1,213,354

		2,505,466

Security	Shares	Value

Insurance — 0.2%
FBD Holdings PLC(a)	10,263	$88,391

Life Sciences Tools & Services — 4.6%
ICON PLC(a)	14,116	2,750,926

Marine — 0.6%
Irish Continental Group PLC(a)	64,645	347,977

Professional Services — 0.2%
CPL Resources PLC	6,841	91,652

Specialty Retail — 0.2%
Applegreen PLC	29,907	130,936

Trading Companies & Distributors — 4.3%
Fly Leasing Ltd., ADR(a)	9,582	77,710
Grafton Group PLC(a)	218,771	2,486,977

		2,564,687

Total Common Stocks — 99.9% (Cost: $52,136,963)		59,484,805

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	20,000	20,000

Total Short-Term Investments — 0.0% (Cost: $20,000)		20,000

Total Investments in Securities — 99.9% (Cost: $52,156,963)		59,504,805

Other Assets, Less Liabilities — 0.1%		71,832

Net Assets — 100.0%		$59,576,637

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$0	(a)	$—	$—	$20,000	20,000	$3	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® MSCI Ireland ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	2	12/18/20	$84	$2,329

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$59,484,805	$—	$—	$59,484,805
Money Market Funds	20,000	—	—	20,000

	$59,504,805	$—	$—	$59,504,805

Derivative financial instruments(a)
Assets
Futures Contracts	$2,329	$—	$—	$2,329

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

2